Consolidated Balance Sheets (Parenthetical) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Consolidated Balance Sheets
Share capital, par value (in dollars per share)
Share capital, shares issued (in shares)	206	203
Share capital, shares outstanding (in shares)	206	203